LITIGATION	12 Months Ended
Dec. 31, 2013
Litigation
NOTE I - LITIGATION
[1]	On May 23, 2013, through the Company’s wholly owned subsidiary Mirror Worlds Technologies, LLC, the Company initiated patent litigation in the United States District Court for the Eastern District of Texas, Tyler Division, against Apple, Inc., Microsoft, Inc., Hewlett-Packard Company, Lenovo Group Ltd., Lenovo (United States), Inc., Dell, Inc., Best Buy Co., Inc., Samsung Electronics America, Inc. and Samsung Telecommunications America L.L.C., for infringement of the ‘227 Patent (one of the patents we acquired as part of the acquisition of the Mirror Worlds patent portfolio). The Company seeks, among other things, monetary damages based upon reasonable royalties. The lawsuit alleges that the defendants have infringed and continue to infringe the claims of the ‘227 Patent by making, selling, offering to sell and using infringing products including Mac OS and Windows operating systems and personal computers and tablets that include versions of those operating systems, and by encouraging others to make, sell, and use these products. In September 2013 and October 2013, the defendants filed their answers to the Company’s complaint. Defendants Apple and Microsoft, Inc. also filed counterclaims for a declaratory, judgment of non infringement or our ‘227 Patent and invalidity of our ‘227 Patent. In December 2013, the litigation was severed into two consolidated actions, Mirror Worlds v Apple, et. al. and Mirror Worlds v. Microsoft, et. al.

[2]	In September 2011, the Company initiated patent litigation against 16 data networking equipment manufacturers in the United States District Court for the Eastern District of Texas, Tyler Division, for infringement of its Remote Power Patent. Named as defendants in the lawsuit, excluding related parties, were Alcatel-Lucent USA, Inc., Allied Telesis, Inc., Avaya Inc., AXIS Communications Inc., Dell, Inc., GarrettCom, Inc., Hewlett-Packard Company, Huawei Technologies USA, Juniper Networks, Inx., Motorola Solutions, Inc., NEC Corporation, Polycom Inc., Samsung Electronics Co., Ltd., ShoreTel, Inc., Sony Electronics, Inc., and Transitions Networks, Inc. Network-1 seeks monetary damages based upon reasonable royalties. During the year ended December 31, 2012, the Company reached settlement agreements with defendants Motorola Solutions, Inc. ("Motorola"), Transition Networks, Inc. ("Transition Networks") and GarretCom, Inc. (“GarretCom”). In February 2013, the Company reached settlement agreements with Allied Telesis, Inc. (“Allied Telesis”) and NEC Corporation (“NEC”). As part of the settlements, Motorola, Transition Networks, GarretCom, Allied Telesis and NEC each entered into a non-exclusive license agreement for the Company’s Remote Power Patent pursuant to which each such defendant agreed to license the Remote Power Patent for its full term (which expires in March 2020) and pay a license initiation fee and quarterly or annual royalties based on their sales of PoE products. On March 5, 2013, the Court granted the motion of certain of the defendants to stay the litigation pending completion of the Inter Partes review described in Note I[5] below.

[3]	In July 2010, the Company settled its patent litigation pending in the United States District Court for the Eastern District of Texas, Tyler Division, against Adtran, Inc, Cisco Systems, Inc. and Cisco-Linksys, LLC, (collectively, “Cisco”), Enterasys Networks, Inc., Extreme Networks, Inc., Foundry Networks, Inc., and 3Com Corporation, Inc. As part of the settlement, Adtran, Cisco, Enterasys, Extreme Networks and Foundry Networks each entered into a settlement agreement with the Company and entered into non-exclusive licenses for our Remote Power Patent (the “Licensed Defendants”). Under the terms of the licenses, the Licensed Defendants paid the Company aggregate upfront payments of approximately $32 million and also agreed to license the Remote Power Patent for its full term, which expires in March 2020. In accordance with the Settlement and License Agreement, dated May 25, 2011, which expanded upon the July 2010 agreement, Cisco is obliged to pay the Company royalties (which began in the first quarter of 2011) based on its sales of PoE products up to maximum royalty payments per year of $8 million through 2015 and $9 million per year thereafter for the remaining term of the patent. The royalty payments are subject to certain conditions including the continued validity of the Company’s Remote Power Patent, and the actual royalty amounts received may be less than the caps stated above, as was the case in 2013 and 2012. Under the terms of the Agreement, if the Company grants other licenses with lower royalty rates to third parties (as defined in the Agreement), Cisco shall be entitled to the benefit of the lower royalty rates provided it agrees to the material terms of such other license. Under the terms of the Agreement, the Company has certain obligations to Cisco and if it materially breaches such terms, Cisco will be entitled to stop paying royalties to the Company. This would have a material adverse effect on the Company’s business, financial condition and results of operations.

In May 2009, the Company achieved a settlement with Netgear, Inc. (“Netgear”), also a defendant in the above referenced litigation in Tyler, Texas which was settled with the other defendants in July 2010. As part of the settlement and under its special licensing program, Netgear entered into a license agreement with the Company for the Remote Power Patent effective April 1, 2009. Under the terms of the license, Netgear licenses the Remote Power Patent from the Company for its full term (which expires in March 2020), and pays quarterly royalties (which began as of April 1, 2009) based on its sales of Power over Ethernet products, including those Power over Ethernet products which comply with the Institute of Electrical and Electronic Engineers 802.3af and 802.3at Standards. Licensed products include Netgear’s Power over Ethernet enabled switches and wireless access points. The royalty rates included in the license are 1.7% of the sales price of Power Sourcing Equipment, which includes Ethernet switches, and 2% of the sales price of Powered Devices, which includes wireless access points. The royalty rates are subject to adjustment, under certain circumstances, if the Company grants a license to other licensees with lower royalty rates and Netgear is able to and agrees to assume all material terms and conditions of such other license. In addition, Netgear made a payment of $350,000 to the Company with respect to the settlement.

[4]	On July 20, 2012, an unknown third party filed with the United States Patent and Trademark Office (USPTO) a request for an Ex Parte Reexamination, requesting that our Remote Power Patent be reexamined by the USPTO. The request for reexamination was stayed on December 21, 2012 pending the termination or completion of the Inter Partes Review proceedings described in Note I[5] below.

[5]	Avaya Inc., Dell Inc., Sony Corporation of America and Hewlett Packard Co. are petitioners in Inter Partes Review proceedings (which have been joined together) (the “IPR Proceeding”) pending at the United States Patent and Trademark Office before the Patent Trial and Appeal Board (the “Patent Board”) involving the Company’s Remote Power Patent. Petitioners in the IPR Proceeding seek to cancel certain claims of our Remote Power as unpatentable. A hearing on the merits of the IPR Proceeding was held on January 9, 2014 and a decision is pending. In the event that the Patent Board renders a decision in the IPR Proceeding that the Remote Power Patent is invalid, such a determination (unless overturned by the United States Court of Appeals for the Federal Circuit) would have a material adverse effect on the Company’s business, financial condition and results of operations as our entire current revenue stream is dependent upon the continued validity of the Company’s Remote Power Patent.